Share Capital (Details)					12 Months Ended
	Dec. 31, 2024 shares	Oct. 31, 2024 $ / shares shares	Oct. 24, 2024 $ / shares shares	Oct. 23, 2024 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2023 $ / shares shares
Share Capital [Abstract]
Ordinary shares authorized									15,700,000
Par value price per share (in Dollars per share) | $ / shares									$ 0.001
Voting shares									1
Gross proceeds from its initial public offering (in Dollars) | $				$ 4,886,252
Net proceeds (in Dollars) | $				1,548,873
Offering costs (in Dollars)				$ 3,337,379	RM 1,916,006	$ 428,110	RM 1,183,241	RM 146,803
Issuance of share capital	743,726	2,813	1,218,750
Ordinary share price (in Dollars per share) | $ / shares		$ 4	$ 4